PROPERTY, PLANT AND EQUIPMENT (Details) - Property, Plant and Equipment - USD ($)	May 31, 2018	May 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,674	$ 2,674
Less: accumulated depreciation	(2,674)	(1,784)
Property and equipment, net	0	890
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,674	$ 2,674